Concentration Of Risk	12 Months Ended
Dec. 31, 2017
Concentration Of Risk [Abstract]
Concentration Of Risk

19.  Concentration of Risk

During the year VITAS had pharmacy services agreements (“Agreements”) with one service provider to provide specified pharmacy services for VITAS and its hospice patients. VITAS made purchases from this provider of $32.7 million, $35.2 million and $37.7 million for the years ended December 31, 2017, 2016 and 2015, respectively. For the years ended December 31, 2017, 2016 and 2015, respectively, purchases from this vendor represent approximately 85%, 90% and 90%, respectively of all pharmacy services used by VITAS.  VITAS’ accounts payable for pharmacy services was $2.0 million at December 31, 2017.  At December 31, 2016, VITAS’ accounts payable for pharmacy services was $2.5 million.